GENERAL (Acquisition of Shares of U.S. Quartz Products, Inc.) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 18, 2011 U.S. Quartz Products, Inc. [Member]	Dec. 31, 2012 U.S. Quartz Products, Inc. [Member]	Jan. 29, 2007 U.S. Quartz Products, Inc. [Member]
Business Acquisition [Line Items]
Aggregate purchase price						$ 9,900
Equity method investment, ownership percentage						25.00%
Ownership percentage of acquiree prior to acquisition				25.00%
Percentage of equity interest acquired				75.00%
Total consideration				26,500
Consideration paid at closing				20,000
Additional consideration if IPO occurs by May 31, 2012				6,500
Additional consideration if IPO does not occur by May 31, 2012				5,000
General and administrative expenses costs related to the acquisition				145
Repayment of loans to former shareholders	6,242				5,541
Investment in affiliate				5,481
Fair value of the company's equity interest held before the business combination				6,807
Reclassification of previously recorded amounts in other comprehensive income (foreign currency translation adjustments)				1,352
Equity in losses of affiliate, net, as a result of remeasurement				$ 26